Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
IronBridge Horizon Fund (Prospectus Summary): | IronBridge Horizon Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	IronBridge Horizon Fund
Supplement Text	ck0001487592_SupplementTextBlock

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

IronBridge Horizon Fund | IronBridge Horizon Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBHZX
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none